Fair Value of Financial Instruments (Tables)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments
Fair value inputs
	Fair Value Measurements as of June 30, 2023
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$644,500	$-	$-	$644,500
Investment securities	1,844,100	-	-	1,844,100

Total	$2,488,600	$-	$-	$2,488,600

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$1,927,100	$-	$-	$1,927,100
Investment securities	4,035,500	236,600	-	4,272,100

Total	$5,962,600	$236,600	$-	$6,199,200
	Fair Value Measurements as of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$2,971,100	$-	$-	$2,971,100
Investment securities	5,276,600	1,115,000	-	6,391,600

Total	$8,247,700	$1,115,000	$-	$9,362,700
	Fair Value Measurements as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$9,675,200	$-	$-	$9,675,200
Investment securities	2,920,600	824,000	-	3,744,600

Total	$12,595,800	$824,000	$-	$13,419,800

Liabilities:
Contingent consideration	$-	$-	$160,000	$160,000
	As of December 31,	As of June 30,
	2022	2022	2021
Beginning balance	$-	$160,000	$358,000
Decrease in contingent consideration liability	-	(42,500)	(30,000)
Payments	-	(117,500)	(168,000)
Ending balance	$-	$-	$160,000

Investments in marketable securitites
As of June 30, 2023:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$158,500	$160,500	$2,000
Mutual funds	1,557,100	1,689,500	132,400
Derivative asset - Foreign currency forward contract	-	5,900	5,900
Total	$1,715,600	1,844,100	$128,500

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)

As of December 31, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,900	$154,600	$35,700
Mutual funds	4,063,100	3,880,900	(182,200)
Debt Securities	235,400	236,600	1,200
Total	$4,417,400	$4,272,100	$(145,300)
As of June 30, 2022:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$118,800	$151,000	$32,200
Mutual funds	5,299,500	5,125,600	(173,900)
Debt Securities	1,114,100	1,115,000	900
Total	$6,532,400	$6,391,600	$(140,800)
As of June 30, 2021:	Cost	Fair Value	Unrealized Holding Gain (Loss)

Equity securities	$102,200	$154,100	$51,900
Mutual funds	2,752,400	2,766,500	14,100
Debt Securities	832,700	824,000	(8,700)
Total	$3,687,300	3,744,600	$57,300